GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
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GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 7:- GOODWILL AND INTANGIBLE ASSETS, NET

a.	Goodwill:

	2023	2022
Balance as of January 1	$1,236.7	$1,196.2
Acquisitions	317.7	40.5

Balance as of December 31	$1,554.4	$1,236.7

b.	Intangible assets, net:

	Useful	December 31,
	Life	2023	2022

Original amount:
Core technology	8	$195.0	$93.5
Trademarks and trade names	15–20	7.5	25.5
Customer relationship	2-4	63.9	5.8

		266.4	124.8

Core technology		53.6	39.6
Trademarks and trade names		6.9	24.5
Customer relationship		11.8	1.9

		72.3	66.0
Intangible assets, net:
Core technology		141.4	53.9
Trademarks and trade names		0.6	1.0
Customer relationship		52.1	3.9

		$194.1	$58.8

Intangible assets which were fully amortized as of the prior year, are disposed from the original amount and the accumulated amortization balances.

The estimated future amortization expense of Intangible assets as of December 31, 2023 is as follows:

2024	$53.9
2025	44.8
2026	21.8
2027	18.7
2028	17.5
Thereafter	37.4
$194.1